Consolidated Statements Of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues:
Online marketing services	$ 9,293,550	¥ 64,525,115	¥ 64,037,006	¥ 48,495,215
Others	867,672	6,024,249	2,344,723	557,103
Total revenues	10,161,222	70,549,364	66,381,729	49,052,318
Operating costs and expenses:
Cost of revenues	(5,081,225)	(35,278,945)	(27,458,030)	(18,885,450)
Selling, general and administrative	(2,170,616)	(15,070,586)	(17,076,383)	(10,382,142)
Research and development	(1,462,013)	(10,150,753)	(10,175,762)	(6,980,962)
Total operating costs and expenses	(8,713,854)	(60,500,284)	(54,710,175)	(36,248,554)
Operating profit	1,447,368	10,049,080	11,671,554	12,803,764
Other income:
Interest income	337,265	2,341,631	2,362,632	1,992,818
Interest expense	(166,724)	(1,157,562)	(1,041,394)	(628,571)
Foreign exchange income, net	73,212	508,312	181,802	75,780
Income (loss) from equity method investments	(147,735)	(1,025,727)	3,867	(19,943)
Others, net	546,374	3,793,473	24,728,162	260,558
Total other income, net	642,392	4,460,127	26,235,069	1,680,642
Income before income taxes	2,089,760	14,509,207	37,906,623	14,484,406
Income taxes	(419,645)	(2,913,594)	(5,474,377)	(2,231,172)
Net income	1,670,115	11,595,613	32,432,246	12,253,234
Net loss attributable to noncontrolling interests	5,280	36,656	1,231,927	943,698
Net income attributable to Baidu, Inc.	1,675,395	11,632,269	33,664,173	13,196,932
Other comprehensive loss:
Foreign currency translation adjustment	(84,959)	(589,870)	(644,896)	(422,925)
Unrealized gains (losses) on available-for-sale investments, net of reclassification	(8,698)	(60,393)	294,559	(17,698)
Other comprehensive income (loss), net of tax	(93,657)	(650,263)	(350,337)	(440,623)
Comprehensive income	1,576,458	10,945,350	32,081,909	11,812,611
Comprehensive loss (income) attributable to noncontrolling interests and redeemable noncontrolling interests	(41,767)	(289,991)	1,055,726	923,545
Comprehensive income attributable to Baidu, Inc.	$ 1,534,691	¥ 10,655,359	¥ 33,137,635	¥ 12,736,156
Common Class A and Class B
Earnings per shares:
Basic | (per share)	$ 46.01	¥ 319.47	¥ 954.56	¥ 374.88
Diluted | (per share)	$ 45.89	¥ 318.62	¥ 951.49	¥ 373.43
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	34,665,238	34,665,238	34,921,782	35,062,466
Diluted	34,757,086	34,757,086	35,034,470	35,198,474
Class A Ordinary Shares
Earnings per shares:
Basic | (per share)	$ 46.01	¥ 319.47	¥ 954.56	¥ 374.88
Diluted | (per share)	$ 45.89	¥ 318.62	¥ 951.49	¥ 373.43
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic	27,263,984	27,263,984	27,428,861	27,551,463
Diluted	34,757,086	34,757,086	35,034,470	35,198,474
Class A Ordinary Shares | American Depositary Shares
Earnings per shares:
Basic | (per share)	$ 4.60	¥ 31.95	¥ 95.46	¥ 37.49
Diluted | (per share)	$ 4.59	¥ 31.86	¥ 95.15	¥ 37.34